Leases - Schedule of Financial Position Shows the Following Amounts Relating to Leases (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Right-of-use assets
Right-of-use assets	$ 151,326	$ 154,729	$ 207,087
Lease liabilities
Current	66,912	107,131	107,177
Non-current	88,545	51,914	103,207
Total	$ 155,457	$ 159,045	$ 210,384